STOCKHOLDERS EQUITY (DEFICIT) (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Fair Value Measurement Inputs and Valuation Techniques
The Black-Scholes valuation model was used to estimate the fair value of the warrants with the following weighted-average assumptions:

(Initial Measurement)
	May 17, 2022	December 31, 2022
Volatility	130.8%	133.3%
Expected term in years	2.5	2.5
Dividend rate	0.0%	0.0%
Risk-free interest rate	2.665%	4.240%
The Black-Scholes option-pricing model was used to estimate the fair value of the warrants with the following weighted-average assumptions:

Volatility	85.0%
Expected term in years	2.5
Dividend rate	0.0%
Risk-free interest rate	0.155%

Schedule of Warrants Outstanding To Purchase Common Stock
As of December 31, 2022, the Company had the following warrants outstanding to purchase common stock.

Number of Shares	Exercise Price per Share	Expiration Date
112,500	$10.00	February 12, 2026
740,000	$0.9382	May 17, 2027